12. Short term borrowings (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2014	Dec. 31, 2013
ZHEJIANG TIANLAN
Bank loan	¥ 97,900	¥ 64,690
ZHEIJIANG Bank loan borrowed by the Company
Bank loan	92,900	59,690
ZHEIJIANG Bank loan borrowed by a subsidiary of the Company
Bank loan	¥ 5,000	¥ 5,000